Employee Benefit Plans - Rollforward of Plan Investment Assets (Detail) - Pension Plan - Foreign pension benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of plan assets
Fair value at beginning of period	$ 1,090	$ 1,014
Total gains or (losses) included in earnings (or changes in net assets)	128	162
Fair value at end of period	1,393	1,090
Assets measured at fair value on a recurring basis
Change in fair value of plan assets
Fair value at beginning of period	1,090
Fair value at end of period	1,393	1,090
Assets measured at fair value on a recurring basis | Corporate bonds
Change in fair value of plan assets
Fair value at beginning of period	225
Fair value at end of period	345	225
Assets measured at fair value on a recurring basis | Level 3
Change in fair value of plan assets
Fair value at beginning of period	17
Fair value at end of period	0	17
Assets measured at fair value on a recurring basis | Level 3 | Corporate bonds
Change in fair value of plan assets
Fair value at beginning of period	17	19
Transfers out of Level 3	(20)
Total gains or (losses) included in earnings (or changes in net assets)	3	(2)
Fair value at end of period	0	17
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$ 0	$ (2)